IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation for IRB approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2024 Apr. 30				2023 Oct. 31
	IRB approach	(1)(2)	Standardized approach	Total	IRB approach	(1)(2)	Standardized approach	Total
Business and government portfolios
Drawn	$382,996		$15,580	$398,576	$318,366		$80,259	$398,625
Undrawn commitments	70,215		1,126	71,341	58,823		9,661	68,484
Repo-style transactions	390,560		1	390,561	340,267		–	340,267
Other off-balance sheet	16,674		412	17,086	15,482		937	16,419
OTC derivatives	16,714		124	16,838	17,688		140	17,828
Gross EAD on business and government portfolios	877,159		17,243	894,402	750,626		90,997	841,623
Less: Collateral held for repo-style transactions	372,955		–	372,955	325,118		–	325,118
Net EAD on business and government portfolios	504,204		17,243	521,447	425,508		90,997	516,505
Retail portfolios
Drawn	325,153		7,949	333,102	320,785		11,012	331,797
Undrawn commitments	106,369		3,888	110,257	103,846		3,826	107,672
Other off-balance sheet	437		120	557	413		116	529
Gross EAD on retail portfolios	431,959		11,957	443,916	425,044		14,954	439,998
Securitization exposures (3)	25,056		16,138	41,194	24,171		13,870	38,041
Gross EAD (4)	$1,334,174		$45,338	$1,379,512	$1,199,841		$119,821	$1,319,662
Net EAD (4)	$961,219		$45,338	$1,006,557	$874,723		$119,821	$994,544
(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.
(2)	Includes exposures subject to the supervisory slotting approach.
(3)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(4)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2024 Apr. 30	2023 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,029	$–	$1,029	$1,019
Personal	315	–	315	280
Credit card	269	162	431	361
Business and government	274	–	274	184
	$1,887	$162	$2,049	$1,844

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the six months ended
$ millions				2024 Apr. 30		2024 Jan. 31		2023 Apr. 30	2024 Apr. 30	2023 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$18.7	$6.0	$11.7	$10.6	$7.5	$7.4	$6.3	$7.0	$9.0	$7.0
Credit spread risk	3.0	1.6	2.4	2.4	2.6	2.4	1.4	1.4	2.4	1.4
Equity risk	7.9	4.9	4.9	6.4	5.2	5.7	3.3	6.1	6.0	5.9
Foreign exchange risk	7.3	0.6	2.7	1.5	1.2	0.9	0.7	0.8	1.2	1.0
Commodity risk	3.2	1.7	3.1	2.4	3.0	2.7	1.9	2.5	2.5	2.5
Diversification effect (1)	n/m	n/m	(9.8)	(10.3)	(9.1)	(9.8)	(5.8)	(8.5)	(9.9)	(8.8)
Total VaR (one-day measure)	$18.8	$8.9	$15.0	$13.0	$10.4	$9.3	$7.8	$9.3	$11.2	$9.0
(1)
Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect. Prior period amounts have been restated to conform with the presentation adopted in the first quarter of 2024.

n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2024 Apr. 30			2024 Jan. 31			2023 Apr. 30
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$216	$89	$305	$163	$114	$277	$276	$83	$359
Increase (decrease) in EVE	(820)	(367)	(1,187)	(787)	(363)	(1,150)	(502)	(290)	(792)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(273)	(88)	(361)	(217)	(111)	(328)	(328)	(62)	(390)
Increase (decrease) in EVE	724	380	1,104	708	379	1,087	413	311	724
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2024	Cash and deposits with banks	$49,143	$–	$49,143	$817	$48,326
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	165,574	105,954	271,528	149,696	121,832
	Other debt securities	5,753	10,271	16,024	3,850	12,174
	Equities	53,521	34,160	87,681	44,819	42,862
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,019	1,932	34,951	16,845	18,106
	Other liquid assets (2)	14,386	2,830	17,216	8,997	8,219
		$321,396	$155,147	$476,543	$225,024	$251,519
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$10,299	$–	$–	$–	$–	$–	$–	$–	$–	$10,299
Interest-bearing deposits with banks	38,844	–	–	–	–	–	–	–	–	38,844
Securities	5,775	6,889	8,609	5,493	8,933	40,353	54,521	46,409	58,548	235,530
Cash collateral on securities borrowed	13,755	–	–	–	–	–	–	–	–	13,755
Securities purchased under resale agreements	52,341	16,363	11,508	1,164	3,111	1,555	–	–	–	86,042
Loans
Residential mortgages	3,746	8,128	14,216	11,155	23,578	80,807	123,916	8,998	–	274,544
Personal	1,054	466	914	711	877	686	4,567	5,021	31,714	46,010
Credit card	411	822	1,232	1,232	1,232	4,929	9,702	–	–	19,560
Business and government	13,377	11,478	10,644	11,037	12,111	34,439	69,849	26,949	11,667	201,551
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,898)	(3,898)
Derivative instruments	1,581	5,561	2,592	2,923	1,761	4,507	6,883	5,602	–	31,410
Customers’ liability under acceptances	5,752	378	–	–	–	–	–	–	–	6,130
Other assets	–	–	–	–	–	–	–	–	41,981	41,981
	$146,935	$50,085	$49,715	$33,715	$51,603	$167,276	$269,438	$92,979	$140,012	$1,001,758
October 31, 2023 (2)	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,651	$975,690
Liabilities
Deposits (3)	$50,592	$48,318	$55,668	$46,057	$50,314	$42,054	$68,715	$18,096	$352,138	$731,952
Obligations related to securities sold short	23,449	–	–	–	–	–	–	–	–	23,449
Cash collateral on securities lent	8,629	–	–	–	–	–	–	–	–	8,629
Obligations related to securities sold under repurchase agreements	88,035	11,174	679	1	–	500	620	–	–	101,009
Derivative instruments	475	4,607	2,922	3,594	1,887	4,767	9,819	10,740	1	38,812
Acceptances	5,761	378	–	–	–	–	–	–	–	6,139
Other liabilities	23	48	71	71	70	263	600	914	26,257	28,317
Subordinated indebtedness	–	36	–	–	–	–	–	7,759	–	7,795
Equity	–	–	–	–	–	–	–	–	55,656	55,656
	$176,964	$64,561	$59,340	$49,723	$52,271	$47,584	$79,754	$37,509	$434,052	$1,001,758
October 31, 2023 (2)	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,416	$975,690
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
(3)
Comprises $248.4 billion (October 31, 2023: $239.0 billion) of personal deposits; $457.7 billion (October 31, 2023: $462.1 billion) of business and government deposits and secured borrowings; and $25.9 billion (October 31, 2023: $22.3 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,598	$10,103	$5,330	$5,445	$7,266	$24,305	$71,450	$2,763	$238,371		$367,631
Securities lending (2)	50,032	5,159	5,030	–	–	–	–	–	–		60,221
Standby and performance letters of credit	4,399	2,676	2,956	5,958	3,483	655	750	208	–		21,085
Backstop liquidity facilities	51	240	37	19,400	–	190	413	–	–		20,331
Documentary and commercial letters of credit	44	94	30	4	3	38	26	–	–		239
Other	341	–	–	–	–	–	–	–	–		341
	$57,465	$18,272	$13,383	$30,807	$10,752	$25,188	$72,639	$2,971	$238,371		$469,848
October 31, 2023	$50,748	$31,234	$14,032	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656		$455,240
(1)	Includes $184.0 billion (October 31, 2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $8.6 billion (October 31, 2023: $8.1 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at April 30, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$133	$318	$272	$260	$180	$658	$638	$153	$2,612
Future lease commitments (2)	–	–	–	–	–	24	92	453	569
Investment commitments	–	–	1	1	12	–	20	476	510
Underwriting commitments	260	–	–	–	–	–	–	–	260
Pension contributions (3)	11	22	32	–	–	–	–	–	65
	$404	$340	$305	$261	$192	$682	$750	$1,082	$4,016
October 31, 2023 (2)	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2024 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.